Commitments and Contingencies - Schedule of Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 5,948
2020	7,466
2021	9,879
2022	9,871
2023	9,861
Thereafter	99,324
Less: Sublease rental income	(238)
Total future minimum lease payments	$ 142,111